Shareholders' Equity (AOCI) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign Currency Translation, Beginning Balance	$ (123,246,000)	$ (81,473,000)
Foreign Currency Translation Adjustment, Change During the Year	(73,426,000)	(41,773,000)
Foreign Currency Translation Reclassification Adjustment, During the Year	0	0
Foreign Currency Transaltion, Ending Balance	(196,672,000)	(123,246,000)
Derivatives Designated as Cash Flow Hedges, Beginning Balance	0	(418,000)
Derivatives Designated as Cash Flow Hedges, Change During the Year	0	0
Derivatives Designated as Cash Flow Hedges, Gain (Loss) Reclassified From Accumulated OCI Into Income, Net Of Tax	0	418,000
Derivatives Designated as Cash Flow Hedges, Ending Balance	0	0
Accumulated Other Comprehensive Loss, Beginning Balance	(123,246,000)	(81,891,000)
Other Comprehensive Income (Loss) Before Reclassifications, During the Year	(73,426,000)	(41,773,000)
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss), During the Year	0	418,000
Accumulated Other Comprehensive Loss, Ending Balance	$ (196,672,000)	$ (123,246,000)